Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
NET LOSS PER SHARE
15.	NET LOSS PER SHARE
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	NINE MONTHS ENDED SEPTEMBER 30,
	2020	2021
Numerator:
Net loss	$(35,763)	$(77,638)
Less: Accruals of dividends of preferred stock	(9,101)	(13,033)

Net loss available to common stockholders	$(44,864)	$(90,671)

Denominator:
Weighted-average common stock outstanding	3,201,202	3,324,547

Net loss per share, basic and diluted	$(14.01)	$(27.27)

The Company’s potential dilutive securities include redeemable convertible preferred stock, unvested restricted stock, common stock options and common and preferred stock warrants that will convert to common stock. The Company excluded the following potential common stock, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	NINE MONTHS ENDED SEPTEMBER 30,
	2020	2021
Preferred stock	141,405,233	141,405,233
Convertible debt with accrued interest	9,464,717	9,934,084
Unvested restricted stock	44,737	61,839
Options to purchase common stock	19,477,614	26,490,587
Warrants	1,045,226	1,299,548

	171,437,527	179,191,290

15.	NET LOSS PER SHARE
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	YEAR ENDED DECEMBER 31,
	2019	2020
Numerator:
Net loss	$(28,649)	$(53,251)
Less: Accruals of dividends of preferred stock	(8,505)	(13,445)

Net loss attributable to common stockholders	$(37,154)	$(66,696)

Denominator:
Weighted-average common stock outstanding	3,437,367	3,211,968

Net loss per share, basic and diluted	$(10.81)	$(20.76)

The Company excluded the following potential common stock, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	YEAR ENDED DECEMBER 31,
	2019	2020
Preferred stock	81,220,901	141,405,233
Convertible debt with accrued interest	—	9,583,023
Unvested restricted stock	27,842	37,465
Options to purchase common stock	19,701,693	22,538,570
Warrants	171,096	1,045,226

	101,121,532	174,609,517